Trade and other receivables, deposits and prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables, deposits and prepayments [Abstract]
Schedule of Trade Receivables, Other Receivables, Deposits and Prepayments
	2024	2025
	RMB’000	RMB’000
Trade receivables	8,793	6,399

Other receivables	524	10,622
Deposits	6,567	6,832
Prepayments	16,986	30,115
Advances to employees	1,006	1,672
	25,083	49,241
Less: Non-current portion
Prepayments and deposits	(6,704)	(7,051)
Current portion	18,379	42,190